Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
January 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.63%
Angola-2.37%
Angolan Government International Bond
8.25%, 05/09/2028(a)	$26,210,000	$28,298,858
9.38%, 05/08/2048(a)	25,550,000	27,762,221
9.13%, 11/26/2049(a)	26,900,000	28,429,400
		84,490,479
Argentina-1.23%
Argentine Republic Government International Bond
4.63%, 01/11/2023	32,140,000	14,910,549
7.50%, 04/22/2026	30,980,000	14,199,606
6.88%, 01/26/2027	32,730,000	14,838,064
		43,948,219
Bahrain-2.63%
Bahrain Government International Bond
6.75%, 09/20/2029(a)	26,155,000	30,496,207
6.00%, 09/19/2044(a)	29,910,000	31,190,955
7.50%, 09/20/2047(a)	26,382,000	32,334,439
		94,021,601
Brazil-2.71%
Brazilian Government International Bond
8.25%, 01/20/2034	21,819,000	31,056,237
5.63%, 01/07/2041	27,790,000	32,346,032
5.63%, 02/21/2047	28,450,000	33,441,126
		96,843,395
Chile-2.60%
Chile Government International Bond
3.13%, 01/21/2026	42,617,000	45,253,927
3.86%, 06/21/2047	41,062,000	47,515,098
		92,769,025
China-2.64%
China Government International Bond
2.63%, 11/02/2027(a)	29,010,000	30,369,075
3.50%, 10/19/2028(a)	27,120,000	30,338,466
4.00%, 10/19/2048(a)	27,310,000	33,659,904
		94,367,445
Colombia-2.77%
Colombia Government International Bond
7.38%, 09/18/2037	21,695,000	31,911,935
6.13%, 01/18/2041	24,581,000	33,304,182
5.63%, 02/26/2044	26,053,000	33,828,127
		99,044,244
Costa Rica-2.54%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	32,153,000	29,964,506
7.00%, 04/04/2044(a)	28,499,000	30,292,585
7.16%, 03/12/2045(a)	28,355,000	30,550,953
		90,808,044
Croatia-2.40%
Croatia Government International Bond
5.50%, 04/04/2023(a)	38,565,000	42,663,303
6.00%, 01/26/2024(a)	37,551,000	43,221,163
		85,884,466
Dominican Republic-2.53%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	24,920,000	29,902,380
	Principal Amount	Value
Dominican Republic-(continued)
6.85%, 01/27/2045(a)	$26,664,000	$30,088,591
6.50%, 02/15/2048(a)	27,720,000	30,199,138
		90,190,109
Ecuador-1.94%
Ecuador Government International Bond
8.75%, 06/02/2023(a)	24,410,000	22,833,480
9.65%, 12/13/2026(a)	26,144,000	23,277,245
9.63%, 06/02/2027(a)	26,442,000	23,344,254
		69,454,979
Egypt-2.61%
Egypt Government International Bond
8.50%, 01/31/2047(a)	27,133,000	31,114,333
7.90%, 02/21/2048(a)	28,616,000	31,012,590
8.70%, 03/01/2049(a)	26,912,000	31,090,465
		93,217,388
El Salvador-2.64%
El Salvador Government International Bond
8.25%, 04/10/2032(a)	25,429,000	31,133,933
7.65%, 06/15/2035(a)	26,830,000	31,282,036
7.63%, 02/01/2041(a)	27,272,000	31,797,379
		94,213,348
Hungary-2.50%
Hungary Government International Bond
5.75%, 11/22/2023	25,171,500	28,700,645
5.38%, 03/25/2024	25,374,000	28,918,494
7.63%, 03/29/2041	18,813,000	31,736,327
		89,355,466
Indonesia-2.70%
Indonesia Government International Bond
8.50%, 10/12/2035(a)	19,563,000	31,436,423
6.63%, 02/17/2037(a)	23,236,000	32,383,695
7.75%, 01/17/2038(a)	21,037,000	32,443,047
		96,263,165
Jordan-2.55%
Jordan Government International Bond
6.13%, 01/29/2026(a)	27,561,000	29,869,619
5.75%, 01/31/2027(a)	28,504,000	30,543,746
7.38%, 10/10/2047(a)	27,779,000	30,609,236
		91,022,601
Kazakhstan-2.68%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)	25,934,000	29,945,419
4.88%, 10/14/2044(a)	26,135,000	33,004,559
6.50%, 07/21/2045(a)	21,898,000	32,751,349
		95,701,327
Kenya-2.48%
Kenya Government International Bond
6.88%, 06/24/2024(a)	26,780,000	29,086,026
7.25%, 02/28/2028(a)	27,493,000	29,757,351
8.25%, 02/28/2048(a)	27,660,000	29,882,896
		88,726,273
Lebanon-0.99%
Lebanon Government International Bond
6.40%, 05/26/2023	31,300,000	12,369,916

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Lebanon-(continued)
6.65%, 04/22/2024(a)	$31,194,000	$11,931,705
6.25%, 11/04/2024(a)	29,080,000	11,130,370
		35,431,991
Mexico-2.85%
Mexico Government International Bond
4.60%, 01/23/2046	29,845,750	33,678,989
5.75%, 10/12/2110	27,727,000	34,546,040
Series A, 6.05%, 01/11/2040	25,125,000	33,753,804
		101,978,833
Mongolia-2.33%
Mongolia Government International Bond
5.13%, 12/05/2022(a)	27,510,000	28,018,115
5.63%, 05/01/2023(a)	27,380,000	28,064,363
8.75%, 03/09/2024(a)	23,900,000	27,102,600
		83,185,078
Nigeria-2.36%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	28,210,000	28,409,050
7.63%, 11/28/2047(a)	28,315,000	27,632,325
9.25%, 01/21/2049(a)	24,890,000	28,103,598
		84,144,973
Oman-2.55%
Oman Government International Bond
5.63%, 01/17/2028(a)	29,492,000	30,590,518
6.50%, 03/08/2047(a)	30,341,000	30,018,627
6.75%, 01/17/2048(a)	30,616,000	30,616,000
		91,225,145
Pakistan-2.47%
Pakistan Government International Bond
8.25%, 04/15/2024(a)	25,736,000	28,982,391
8.25%, 09/30/2025(a)	25,744,000	29,252,367
6.88%, 12/05/2027(a)	28,374,000	30,055,159
		88,289,917
Panama-2.46%
Panama Government International Bond
7.13%, 01/29/2026	23,038,500	29,151,708
8.88%, 09/30/2027	20,083,500	28,907,136
3.88%, 03/17/2028	27,027,000	29,875,240
		87,934,084
Paraguay-2.59%
Paraguay Government International Bond
5.00%, 04/15/2026(a)	26,461,000	29,447,058
6.10%, 08/11/2044(a)	25,325,000	31,793,891
5.60%, 03/13/2048(a)	26,080,000	31,320,385
		92,561,334
Peru-2.68%
Peruvian Government International Bond
2.84%, 06/20/2030	28,640,000	30,400,429
8.75%, 11/21/2033	18,136,500	30,702,329
5.63%, 11/18/2050	22,509,000	34,516,088
		95,618,846
Philippines-2.56%
Philippine Government International Bond
7.75%, 01/14/2031	20,160,000	30,381,235
	Principal Amount	Value
Philippines-(continued)
6.38%, 01/15/2032	$21,705,000	$30,111,775
6.38%, 10/23/2034	21,268,000	30,892,844
		91,385,854
Poland-2.45%
Republic of Poland Government International Bond
3.00%, 03/17/2023	27,659,000	28,745,114
4.00%, 01/22/2024	26,953,000	29,207,484
3.25%, 04/06/2026	27,652,000	29,605,890
		87,558,488
Qatar-2.79%
Qatar Government International Bond
6.40%, 01/20/2040(a)	22,183,000	32,936,542
5.10%, 04/23/2048(a)	25,416,000	33,648,751
4.82%, 03/14/2049(a)	25,955,000	33,114,038
		99,699,331
Romania-2.68%
Romanian Government International Bond
4.88%, 01/22/2024(a)	26,491,000	29,289,350
6.13%, 01/22/2044(a)	24,622,000	32,899,769
5.13%, 06/15/2048(a)	27,990,000	33,416,561
		95,605,680
Russia-2.92%
Russian Foreign Bond
5.63%, 04/04/2042(a)	25,600,000	34,284,339
5.88%, 09/16/2043(a)	24,400,000	33,736,660
Russian Foreign Bond - Eurobond, 5.25%, 06/23/2047(a)	27,800,000	36,392,563
		104,413,562
Saudi Arabia-2.77%
Saudi Government International Bond
4.50%, 10/26/2046(a)	28,587,000	32,748,895
4.63%, 10/04/2047(a)	28,075,000	32,719,223
5.00%, 04/17/2049(a)	27,108,000	33,461,302
		98,929,420
Slovenia-1.21%
Slovenia Government International Bond, 5.25%, 02/18/2024(a)	38,309,000	43,372,952
South Africa-2.43%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	26,235,000	28,618,843
5.38%, 07/24/2044	30,136,000	29,229,359
6.30%, 06/22/2048	27,159,000	29,001,847
		86,850,049
Sri Lanka-2.37%
Sri Lanka Government International Bond
6.83%, 07/18/2026(a)	28,715,000	28,803,123
7.85%, 03/14/2029(a)	26,510,000	27,039,134
7.55%, 03/28/2030(a)	29,110,000	28,915,313
		84,757,570

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Trinidad-2.56%
Trinidad & Tobago Government International Bond
4.38%, 01/16/2024(a)	$41,980,000	$44,768,102
4.50%, 08/04/2026(a)	43,171,000	46,693,645
		91,461,747
Turkey-2.65%
Turkey Government International Bond
8.00%, 02/14/2034	26,016,000	31,824,150
6.88%, 03/17/2036	28,309,000	31,525,412
7.25%, 03/05/2038	27,197,000	31,378,539
		94,728,101
Ukraine-2.78%
Ukraine Government International Bond
7.75%, 09/01/2026(a)	29,223,000	33,183,885
7.75%, 09/01/2027(a)	29,373,000	33,336,534
9.75%, 11/01/2028(a)	26,240,000	32,735,922
		99,256,341
United Arab Emirates-2.66%
Abu Dhabi Government International Bond
4.13%, 10/11/2047(a)	27,905,000	33,170,199
3.13%, 09/30/2049(a)	30,360,000	30,407,483
Emirate of Dubai Government International Bond, 5.25%, 01/30/2043(a)	26,951,000	31,295,474
		94,873,156
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,359,885,251)		3,523,584,026
	Shares	Value
Money Market Funds-0.39%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(b) (Cost $13,998,282)	13,998,282	$13,998,282
TOTAL INVESTMENTS IN SECURITIES-99.02% (Cost $3,373,883,533)		3,537,582,308
OTHER ASSETS LESS LIABILITIES-0.98%		35,002,895
NET ASSETS-100.00%		$3,572,585,203

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $2,443,199,506, which represented 68.39% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Global Short Term High Yield Bond ETF (PGHY)
January 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.16%
Argentina-1.54%
Argentine Republic Government International Bond
6.88%, 04/22/2021	$650,000	$348,335
5.63%, 01/26/2022	600,000	296,887
Banco Hipotecario S.A., 9.75%, 11/30/2020(a)	500,000	476,450
Cia General de Combustibles S.A., 9.50%, 11/07/2021(a)	525,000	478,852
Genneia S.A., 8.75%, 01/20/2022(a)	500,000	421,635
Provincia de Cordoba, 7.13%, 06/10/2021(a)	650,000	516,750
Telecom Argentina S.A., 6.50%, 06/15/2021(a)	676,000	671,527
YPF S.A., 8.50%, 03/23/2021(a)	500,000	498,550
		3,708,986
Australia-0.52%
Barminco Finance Pty. Ltd., 6.63%, 05/15/2022(a)	200,000	205,250
Emeco Pty. Ltd., Series B, 9.25%, 03/31/2022	200,669	210,702
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(a)	200,000	205,982
Virgin Australia Holdings Ltd., 7.88%, 10/15/2021(a)	600,000	623,490
		1,245,424
Bahrain-1.14%
Bahrain Government International Bond
5.50%, 03/31/2020(a)	600,000	602,790
5.88%, 01/26/2021(a)	700,000	720,251
6.13%, 07/05/2022(a)	200,000	215,181
Batelco International Finance No. 1 Ltd., 4.25%, 05/01/2020(a)	600,000	602,419
BBK BSC, 3.50%, 03/24/2020(a)	600,000	600,525
		2,741,166
Bolivia-0.19%
Bolivian Government International Bond, 4.88%, 10/29/2022(a)	450,000	466,453
Brazil-5.20%
B3 S.A. - Brasil, Bolsa, Balcao, 5.50%, 07/16/2020(a)	600,000	609,232
Banco Bradesco S.A., 5.90%, 01/16/2021(a)	600,000	621,060
Banco do Brasil S.A., 5.38%, 01/15/2021(a)	600,000	617,292
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	500,000	537,110
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/2020(a)	600,000	608,993
Banco Pan S.A., 8.50%, 04/23/2020(a)	600,000	608,856
Banco Safra S.A., 6.75%, 01/27/2021(a)	700,000	730,212
Banco Votorantim S.A., 4.00%, 09/24/2022(a)	500,000	513,625
Brazilian Government International Bond, 4.88%, 01/22/2021	600,000	618,456
Caixa Economica Federal, 3.50%, 11/07/2022(a)	300,000	305,719
Centrais Eletricas Brasileiras S.A., 5.75%, 10/27/2021(a)	700,000	734,524
CSN Resources S.A., 6.50%, 07/21/2020(a)	600,000	610,732
Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021(a)	700,000	730,905
Globo Comunicacao e Participacoes S.A., 4.88%, 04/11/2022(a)	100,000	104,332
	Principal Amount	Value
Brazil-(continued)
Itau Unibanco Holding S.A.
6.20%, 04/15/2020(a)	$600,000	$605,155
5.75%, 01/22/2021(a)	600,000	619,992
6.20%, 12/21/2021(a)	500,000	530,800
5.65%, 03/19/2022(a)	400,000	423,712
5.50%, 08/06/2022(a)	400,000	425,125
Petrobras Global Finance B.V.
5.38%, 01/27/2021	600,000	618,498
8.38%, 05/23/2021(b)	650,000	702,975
6.13%, 01/17/2022	600,000	644,437
		12,521,742
Canada-2.31%
Air Canada, 7.75%, 04/15/2021(a)	600,000	637,740
Athabasca Oil Corp., 9.88%, 02/24/2022(a)	700,000	589,968
Baytex Energy Corp., 5.13%, 06/01/2021(a)	650,000	648,765
Bombardier, Inc.
8.75%, 12/01/2021(a)	698,000	748,431
5.75%, 03/15/2022(a)	215,000	214,845
6.00%, 10/15/2022(a)	400,000	393,000
GFL Environmental, Inc., 5.63%, 05/01/2022(a)	200,000	202,562
New Gold Inc., 6.25%, 11/15/2022(a)	300,000	301,311
Taseko Mines Ltd., 8.75%, 06/15/2022(a)	200,000	176,562
Teine Energy Ltd., 6.88%, 09/30/2022(a)	400,000	400,625
Tervita Corp., 7.63%, 12/01/2021(a)	700,000	713,825
TransAlta Corp., 4.50%, 11/15/2022	300,000	312,756
Videotron Ltd., 5.00%, 07/15/2022	210,000	220,761
		5,561,151
China-7.88%
CFLD Cayman Investment Ltd.
6.50%, 12/21/2020(a)	700,000	704,813
9.00%, 07/31/2021(a)	700,000	723,665
China South City Holdings Ltd.
5.75%, 03/09/2020(a)	600,000	595,800
11.88%, 03/27/2021(a)	200,000	200,527
6.75%, 09/13/2021(a)	600,000	557,504
7.25%, 11/20/2022(a)	400,000	354,880
Dr. Peng Holding HongKong Ltd., 5.05%, 06/01/2020(a)	500,000	300,625
Easy Tactic Ltd.
8.75%, 01/10/2021(a)	800,000	820,819
7.00%, 04/25/2021(a)	700,000	704,553
5.75%, 01/13/2022(a)	700,000	683,046
9.13%, 07/28/2022(a)	200,000	211,023
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(a)	200,000	206,501
Fortune Star (BVI) Ltd., 5.38%, 12/05/2020(a)	400,000	403,500
Full Dragon (Hong Kong) International Development Ltd., 5.60%, 02/14/2021(a)	500,000	506,124
Gemdale Ever Prosperity Investment Ltd., 6.00%, 09/06/2021(a)	200,000	204,506
Gemstones International Ltd., 8.50%, 08/15/2020(a)	600,000	602,250
Greenland Global Investment Ltd.
4.85%, 08/17/2020(a)	700,000	693,376
5.25%, 02/12/2021(a)	500,000	496,252
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	400,000	361,000
Huachen Energy Co. Ltd., 6.63%, 05/18/2020(a)	400,000	168,000

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
China-(continued)
Jiangsu Nantong Sanjian International Co. Ltd., 7.80%, 10/26/2020(a)	$500,000	$308,750
Jiuding Group Finance Co. Ltd., 6.50%, 07/25/2020(a)	500,000	488,125
New Metro Global Ltd.
6.50%, 04/23/2021(a)	700,000	703,944
7.13%, 05/23/2021(a)	500,000	503,750
6.50%, 05/20/2022(a)	200,000	199,532
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/2020(a)	700,000	619,500
Qinghai Provincial Investment Group Co. Ltd.
7.25%, 02/22/2020(a)	800,000	333,000
6.40%, 07/10/2021(a)(c)	500,000	170,005
Rock International Investment Inc., 6.63%, 03/27/2020(a)	600,000	272,265
RongXingDa Development BVI Ltd., 8.00%, 04/24/2022(a)	215,000	205,235
Scenery Journey Ltd.
11.00%, 11/06/2020(a)	800,000	820,878
9.00%, 03/06/2021(a)	200,000	197,802
Shandong Energy Australia Pty. Ltd., 4.55%, 07/26/2020(a)	600,000	598,801
Shangrao City Construction Investment Development Group Co. Ltd., 5.70%, 12/28/2020(a)	200,000	200,770
Tahoe Group Global (Co.,) Ltd., 7.88%, 01/17/2021(a)	900,000	653,625
Top Wise Excellence Enterprise Co. Ltd., 6.00%, 03/16/2020(a)(c)	400,000	46,250
Tunghsu Venus Holdings Ltd., 7.00%, 06/12/2020(a)	600,000	216,000
Xin Jiang Guang Hui Industry Investment Group Co. Ltd., 7.88%, 03/30/2020(a)	600,000	556,800
Xinhu BVI Holding Co. Ltd., 6.00%, 03/01/2020(a)	500,000	495,625
Yancoal International Resources Development Co. Ltd., 6.00%, 11/29/2021(a)	600,000	617,168
Yango Justice International Ltd.
7.50%, 11/16/2020(a)	600,000	599,399
9.50%, 04/03/2021(a)	200,000	201,803
Yihua Overseas Investment Ltd., 8.50%, 10/23/2020(a)	500,000	245,000
Zhongrong International Resources Co. Ltd., 7.25%, 10/26/2020(a)	600,000	222,000
		18,974,791
Colombia-1.04%
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/2020(a)	600,000	600,148
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	200,000	213,856
Banco GNB Sudameris S.A., 7.50%, 07/30/2022(a)	200,000	217,312
Bancolombia S.A., 5.13%, 09/11/2022	350,000	370,227
Colombia Telecomunicaciones S.A. ESP, 5.38%, 09/27/2022(a)	325,000	328,413
Credivalores-Crediservicios S.A.S., 9.75%, 07/27/2022(a)	200,000	211,562
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	545,000	567,175
		2,508,693
	Principal Amount	Value
Costa Rica-0.99%
Banco Nacional de Costa Rica, 5.88%, 04/25/2021(a)	$900,000	$923,985
Costa Rica Government International Bond, 10.00%, 08/01/2020(a)	600,000	620,483
Instituto Costarricense de Electricidad, 6.95%, 11/10/2021(a)	810,000	847,462
		2,391,930
Croatia-0.78%
Croatia Government International Bond
6.63%, 07/14/2020(a)	700,000	714,043
6.38%, 03/24/2021(a)	800,000	839,726
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	300,000	330,566
		1,884,335
Cyprus-0.08%
4finance S.A., 10.75%, 05/01/2022(a)	200,000	182,989
Dominican Republic-0.09%
HTA Group Ltd., 9.13%, 03/08/2022(a)	200,000	206,317
Ecuador-0.50%
Ecuador Government International Bond
10.50%, 03/24/2020(a)	800,000	802,553
10.75%, 03/28/2022(a)	400,000	397,125
		1,199,678
Egypt-0.56%
Egypt Government International Bond
5.75%, 04/29/2020(a)	600,000	604,893
6.13%, 01/31/2022(a)	700,000	735,385
		1,340,278
El Salvador-0.27%
Agricola Senior Trust, 6.75%, 06/18/2020(a)	650,000	658,377
Finland-0.08%
Nokia OYJ, 3.38%, 06/12/2022	200,000	203,499
Georgia-0.70%
Georgia Government International Bond, 6.88%, 04/12/2021(a)	500,000	527,396
Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021(a)	700,000	728,875
Georgian Railway JSC, 7.75%, 07/11/2022(a)	400,000	439,882
		1,696,153
Ghana-0.08%
Tullow Oil PLC, 6.25%, 04/15/2022(a)	200,000	181,950
Greece-0.21%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/2022(a)	1,000,000	512,500
Guatemala-0.26%
Guatemala Government Bond, 5.75%, 06/06/2022(a)	200,000	213,364
Industrial Senior Trust, 5.50%, 11/01/2022(a)	400,000	421,212
		634,576
Honduras-0.39%
Honduras Government International Bond, 8.75%, 12/16/2020(a)	900,000	945,819
India-2.33%
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	400,000	411,270

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
India-(continued)
Delhi International Airport Ltd., 6.13%, 02/03/2022(a)	$700,000	$734,736
Greenko Dutch B.V., 4.88%, 07/24/2022(a)	200,000	201,726
IDBI Bank Ltd./GIFT-IFC
4.13%, 04/23/2020(a)	600,000	601,197
4.25%, 11/30/2020(a)	700,000	706,072
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	205,135
Jubilant Pharma Ltd., 4.88%, 10/06/2021(a)	466,667	474,401
Lodha Developers International Ltd., 12.00%, 03/13/2020(a)	500,000	470,000
Muthoot Finance Ltd., 6.13%, 10/31/2022(a)	300,000	311,538
Reliance Communications Ltd., 6.50%, 11/06/2020(a)(c)(d)	400,000	56,160
ReNew Power Pvt Ltd., 6.45%, 09/27/2022(a)	400,000	415,300
Shriram Transport Finance Co. Ltd.
5.70%, 02/27/2022(a)	200,000	204,443
5.95%, 10/24/2022(a)	300,000	307,831
Tata Motors Ltd., 4.63%, 04/30/2020(a)	500,000	501,672
		5,601,481
Indonesia-1.44%
Alam Synergy Pte. Ltd., 6.63%, 04/24/2022(a)	200,000	181,403
Global Prime Capital Pte. Ltd., 7.25%, 04/26/2021(a)	500,000	515,625
Indika Energy Capital II Pte. Ltd., 6.88%, 04/10/2022(a)	200,000	206,789
Medco Straits Services Pte. Ltd., 8.50%, 08/17/2022(a)	200,000	211,847
PT ABM Investama Tbk, 7.13%, 08/01/2022(a)	400,000	341,765
PT Bukit Makmur Mandiri Utama, 7.75%, 02/13/2022(a)	700,000	718,655
PT Gajah Tunggal Tbk, 8.38%, 08/10/2022(a)	200,000	180,734
PT Japfa Comfeed Indonesia Tbk, 5.50%, 03/31/2022(a)	200,000	203,230
TBG Global Pte. Ltd., 5.25%, 02/10/2022(a)	700,000	709,662
Theta Capital Pte Ltd., 7.00%, 04/11/2022(a)	200,000	202,333
		3,472,043
Ireland-0.17%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 09/15/2022(a)	400,000	405,997
Israel-1.19%
Teva Pharmaceutical Finance Co. B.V., Series 2, 3.65%, 11/10/2021	650,000	643,662
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 07/21/2021	750,000	737,490
Teva Pharmaceutical Industries Ltd.
2.25%, 03/18/2020	800,000	799,500
3.65%, 11/10/2021	700,000	693,399
		2,874,051
Japan-0.09%
SoftBank Group Corp., 5.38%, 07/30/2022(a)	200,000	207,999
Jersey-0.08%
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/2022(a)	200,000	197,394
Jordan-0.29%
Hikma Pharmaceuticals PLC, 4.25%, 04/10/2020(a)	700,000	701,442
	Principal Amount	Value
Kazakhstan-0.48%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 01/28/2021(a)	$900,000	$945,035
KazMunayGas National Co. JSC, 3.88%, 04/19/2022(a)	200,000	207,046
		1,152,081
Lebanon-0.71%
Lebanon Government International Bond
6.38%, 03/09/2020	636,000	527,772
5.80%, 04/14/2020(a)	500,000	390,480
6.15%, 06/19/2020	500,000	379,240
8.25%, 04/12/2021(a)	700,000	337,680
6.25%, 05/27/2022	200,000	81,158
		1,716,330
Macau-0.28%
Studio City Co. Ltd., 7.25%, 11/30/2021(a)	650,000	663,813
Malaysia-0.09%
SD International Sukuk Ltd., 6.30%, 05/09/2022(a)	200,000	203,750
Mauritius Island-0.25%
Neerg Energy Ltd., 6.00%, 02/13/2022(a)	600,000	608,952
Mexico-0.94%
BBVA Bancomer S.A.
7.25%, 04/22/2020(a)	800,000	809,360
6.50%, 03/10/2021(a)	200,000	208,864
6.75%, 09/30/2022(a)	300,000	329,784
Grupo Idesa S.A. de C.V., 7.88%, 12/18/2020(a)	700,000	559,125
Grupo Kaltex S.A. de C.V., 8.88%, 04/11/2022(a)	250,000	203,828
Grupo Posadas S.A.B. de C.V., 7.88%, 06/30/2022(a)	150,000	145,125
		2,256,086
Mongolia-0.67%
Mongolia Government International Bond, 10.88%, 04/06/2021(a)	730,000	788,400
Trade and Development Bank of Mongolia LLC, 9.38%, 05/19/2020(a)	800,000	813,075
		1,601,475
Namibia-0.26%
Namibia International Bonds, 5.50%, 11/03/2021(a)	600,000	625,573
Netherlands-0.21%
Samvardhana Motherson Automotive Systems Group B.V., 4.88%, 12/16/2021(a)	500,000	508,500
New Zealand-0.06%
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 05/01/2022(a)	150,000	138,422
Nigeria-0.87%
Access Bank PLC, 10.50%, 10/19/2021(a)	550,000	612,700
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	300,000	335,576
Nigeria Government International Bond
6.75%, 01/28/2021(a)	700,000	726,014
5.63%, 06/27/2022	200,000	209,462
United Bank for Africa PLC, 7.75%, 06/08/2022(a)	200,000	213,886
		2,097,638

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Norway-0.06%
Aker BP ASA, 6.00%, 07/01/2022(a)	$150,000	$154,697
Oman-0.46%
Bank Muscat SAOG, 3.75%, 05/03/2021(a)	200,000	201,397
Oman Government International Bond
3.63%, 06/15/2021(a)	700,000	704,430
3.88%, 03/08/2022(a)	200,000	202,500
		1,108,327
Pakistan-0.26%
Third Pakistan International Sukuk Co. Ltd. (The), 5.50%, 10/13/2021(a)	617,000	632,588
Panama-0.09%
AES Panama S.R.L., 6.00%, 06/25/2022(a)	200,000	206,062
Peru-0.47%
SAN Miguel Industrias Pet S.A., 4.50%, 09/18/2022(a)	400,000	410,875
Volcan Cia Minera SAA, 5.38%, 02/02/2022(a)	700,000	729,246
		1,140,121
Russia-5.05%
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.75%, 04/28/2021(a)	800,000	850,278
Borets Finance DAC, 6.50%, 04/07/2022(a)	200,000	207,600
Credit Bank of Moscow Via CBOM Finance PLC, 5.88%, 11/07/2021(a)	900,000	934,210
Evraz PLC
8.25%, 01/28/2021(a)	500,000	528,550
6.75%, 01/31/2022(a)	700,000	755,777
Global Ports Finance PLC, 6.87%, 01/25/2022(a)	700,000	753,890
GTLK Europe DAC, 5.95%, 07/19/2021(a)	800,000	835,500
Koks OAO Via Koks Finance DAC, 7.50%, 05/04/2022(a)	200,000	209,150
Mobile Telesystems OJSC Via MTS International Funding DAC, 8.63%, 06/22/2020(a)	600,000	616,507
O1 Properties Finance PLC, 8.25%, 09/27/2021(a)	500,000	222,600
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	317,321
Polyus Finance PLC
5.63%, 04/29/2020(a)	900,000	907,805
4.70%, 03/28/2022(a)	200,000	208,220
Rusal Capital DAC, 5.13%, 02/02/2022(a)	700,000	721,350
Sberbank of Russia Via SB Capital S.A.
6.13%, 02/07/2022(a)	500,000	535,044
5.13%, 10/29/2022(a)	500,000	530,563
Series 7, 5.72%, 06/16/2021(a)	500,000	523,503
TMK OAO Via TMK Capital S.A., 6.75%, 04/03/2020(a)	800,000	805,915
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(a)	500,000	530,235
VTB Bank OJSC Via VTB Capital S.A.
6.55%, 10/13/2020(a)	600,000	618,551
6.95%, 10/17/2022(a)	500,000	544,269
		12,156,838
Saudi Arabia-0.09%
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/2022(a)	200,000	207,985
	Principal Amount	Value
Senegal-0.27%
Senegal Government International Bond, 8.75%, 05/13/2021(a)	$600,000	$647,790
Serbia-0.36%
Serbia International Bond, 7.25%, 09/28/2021(a)	800,000	868,960
Singapore-0.71%
Avation Capital S.A., 6.50%, 05/15/2021(a)	700,000	724,780
Marble II Pte. Ltd., 5.30%, 06/20/2022(a)	267,000	271,472
Yanlord Land (HK) Co. Ltd., 5.88%, 01/23/2022(a)	700,000	709,884
		1,706,136
South Africa-2.54%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	600,000	603,471
5.13%, 08/01/2022	200,000	211,632
Eskom Holdings SOC Ltd., 5.75%, 01/26/2021(a)	900,000	902,795
FirstRand Bank Ltd., 4.25%, 04/30/2020(a)	700,000	702,877
Gold Fields Orogen Holding (BVI) Ltd., 4.88%, 10/07/2020(a)	600,000	608,322
Liquid Telecommunications Financing Plc, 8.50%, 07/13/2022(a)	200,000	205,580
MTN Mauritius Investments Ltd., 5.37%, 02/13/2022(a)	900,000	938,058
Republic of South Africa Government International Bond
5.50%, 03/09/2020	600,000	602,187
5.88%, 05/30/2022	200,000	214,270
Stillwater Mining Co., 6.13%, 06/27/2022(a)	200,000	204,707
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	200,000	203,986
ZAR Sovereign Capital Fund Pty. Ltd., 3.90%, 06/24/2020(a)	700,000	704,297
		6,102,182
Spain-0.44%
Ajecorp B.V., 6.50%, 05/14/2022(a)	200,000	200,038
Atento Luxco 1 S.A., 6.13%, 08/10/2022(a)	200,000	202,250
Codere Finance 2 (Luxembourg) S.A., 7.63%, 11/01/2021(a)	700,000	665,000
		1,067,288
Sri Lanka-1.09%
Sri Lanka Government International Bond
6.25%, 10/04/2020(a)	700,000	709,450
6.25%, 07/27/2021(a)	900,000	921,150
5.75%, 01/18/2022(a)	780,000	790,835
5.88%, 07/25/2022(a)	200,000	203,696
		2,625,131
Supranational-0.09%
Eastern & Southern African Trade & Development Bank, 5.38%, 03/14/2022(a)	200,000	209,797
Sweden-0.09%
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	200,000	207,693
Turkey-7.69%
Export Credit Bank of Turkey
5.38%, 02/08/2021(a)	700,000	717,192
5.00%, 09/23/2021(a)	700,000	720,384
4.25%, 09/18/2022(a)	350,000	353,926

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Global Liman Isletmeleri A.S., 8.13%, 11/14/2021(a)	$700,000	$693,000
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a)	900,000	915,750
5.80%, 02/21/2022(a)	900,000	942,820
KOC Holding A.S., 3.50%, 04/24/2020(a)	600,000	601,110
KT Kira Sertifikalari Varlik Kiralama A.S., 5.14%, 11/02/2021(a)	700,000	716,065
QNB Finansbank A.S., 4.88%, 05/19/2022(a)	200,000	204,916
T.C. Ziraat Bankasi A.S.
4.75%, 04/29/2021(a)	700,000	713,290
5.13%, 05/03/2022(a)	200,000	204,740
Turkey Government International Bond
7.00%, 06/05/2020	600,000	609,000
5.63%, 03/30/2021	600,000	619,125
5.13%, 03/25/2022	200,000	207,820
6.25%, 09/26/2022	300,000	320,813
Turkiye Garanti Bankasi A.S.
6.25%, 04/20/2021(a)	700,000	728,612
5.25%, 09/13/2022(a)	300,000	311,370
Turkiye Halk Bankasi A.S.
3.88%, 02/05/2020(a)	700,000	699,432
4.75%, 02/11/2021(a)	910,000	900,969
5.00%, 07/13/2021(a)	800,000	791,800
Turkiye Is Bankasi A.S.
5.00%, 04/30/2020(a)	600,000	603,756
5.00%, 06/25/2021(a)	700,000	715,978
5.38%, 10/06/2021(a)	600,000	618,969
5.50%, 04/21/2022(a)	200,000	207,550
6.00%, 10/24/2022(a)	400,000	410,110
Turkiye Sinai Kalkinma Bankasi A.S.
4.88%, 05/18/2021(a)	700,000	714,988
Series 1, 5.13%, 04/22/2020(a)	600,000	603,510
Turkiye Sise ve Cam Fabrikalari A.S., 4.25%, 05/09/2020(a)	600,000	601,818
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	700,000	720,979
5.63%, 05/30/2022(a)	200,000	206,302
6.00%, 11/01/2022(a)	400,000	410,920
Yapi ve Kredi Bankasi A.S., 5.75%, 02/24/2022(a)	700,000	725,823
		18,512,837
Ukraine-1.13%
Kernel Holding S.A., 8.75%, 01/31/2022(a)	700,000	759,917
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.38%, 07/19/2022(a)	200,000	209,909
Ukraine Government International Bond
7.75%, 09/01/2020(a)	600,000	615,966
7.75%, 09/01/2021(a)	750,000	799,125
7.75%, 09/01/2022(a)	300,000	327,582
		2,712,499
United Arab Emirates-0.82%
Alpha Star Holding III Ltd., 6.25%, 04/20/2022(a)	200,000	198,850
DAE Funding LLC
4.00%, 08/01/2020(a)	650,000	655,939
5.25%, 11/15/2021(a)	600,000	625,350
4.50%, 08/01/2022(a)	200,000	203,999
EA Partners I B.V., 6.88%, 09/28/2020(a)(c)	650,000	286,965
		1,971,103
	Principal Amount	Value
United Kingdom-0.96%
Avon International Capital PLC, 6.50%, 08/15/2022(a)	$150,000	$155,672
Avon International Operations, Inc., 7.88%, 08/15/2022(a)	200,000	207,998
Fiat Chrysler Automobiles N.V., 4.50%, 04/15/2020	896,000	899,777
Inmarsat Finance PLC, 4.88%, 05/15/2022(a)	200,000	202,875
Jaguar Land Rover Automotive PLC, 3.50%, 03/15/2020(a)	644,000	643,156
Mclaren Finance PLC, 5.75%, 08/01/2022(a)	200,000	193,500
		2,302,978
United States-36.93%
24 Hour Fitness Worldwide, Inc., 8.00%, 06/01/2022(a)	150,000	70,922
Acadia Healthcare Co., Inc., 5.13%, 07/01/2022	150,000	150,609
ADT Security Corp. (The)
6.25%, 10/15/2021	419,000	444,215
3.50%, 07/15/2022	200,000	203,308
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	150,000	169,634
AES Corp. (The), 4.00%, 03/15/2021	600,000	608,400
AK Steel Corp., 7.63%, 10/01/2021	645,000	649,289
Ally Financial, Inc.
8.00%, 03/15/2020	575,000	578,881
4.13%, 03/30/2020	500,000	502,305
7.50%, 09/15/2020	520,000	535,243
American Airlines Group, Inc., 4.63%, 03/01/2020(a)	400,000	400,900
Anixter, Inc., 5.13%, 10/01/2021	451,000	470,912
Antero Resources Corp., 5.38%, 11/01/2021	600,000	574,092
APX Group, Inc., 8.75%, 12/01/2020(b)	493,000	494,387
Archrock Partners L.P./Archrock Partners Finance Corp., 6.00%, 10/01/2022	400,000	401,625
Arconic, Inc.
6.15%, 08/15/2020	616,000	627,408
5.40%, 04/15/2021	476,000	489,773
5.87%, 02/23/2022	640,000	682,605
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(a)	200,000	196,499
Ashland LLC, 4.75%, 08/15/2022	200,000	210,740
Ball Corp., 5.00%, 03/15/2022	200,000	211,606
Bausch Health Cos., Inc., 6.50%, 03/15/2022(a)	200,000	203,962
Berry Global, Inc., 5.50%, 05/15/2022	200,000	201,999
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/2022(a)	400,000	391,552
Cablevision Systems Corp., 5.88%, 09/15/2022	350,000	375,123
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022(b)	600,000	600,937
Carpenter Technology Corp., 5.20%, 07/15/2021	200,000	205,415
CEC Entertainment, Inc., 8.00%, 02/15/2022	500,000	495,156
Centene Corp., 4.75%, 05/15/2022	200,000	203,864
Century Aluminum Co., 7.50%, 06/01/2021(a)	500,000	496,450
CenturyLink, Inc.
Series S, 6.45%, 06/15/2021	666,000	700,465
Series T, 5.80%, 03/15/2022	200,000	211,162
Series V, 5.63%, 04/01/2020	697,000	700,443

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
United States-(continued)
CHS/Community Health Systems, Inc., 5.13%, 08/01/2021	$400,000	$401,220
CIT Group, Inc.
4.13%, 03/09/2021	500,000	508,910
5.00%, 08/15/2022	150,000	159,749
CITGO Petroleum Corp., 6.25%, 08/15/2022(a)	200,000	202,751
CNX Resources Corp., 5.88%, 04/15/2022	200,000	198,000
Cogent Communications Group, Inc., 5.38%, 03/01/2022(a)	215,000	224,742
CommScope, Inc., 5.00%, 06/15/2021(a)	89,000	89,258
Consolidated Communications, Inc., 6.50%, 10/01/2022(b)	295,000	282,278
Continental Resources, Inc., 5.00%, 09/15/2022	308,000	309,774
CoreCivic, Inc., 5.00%, 10/15/2022	400,000	411,125
CPG Merger Sub LLC, 8.00%, 10/01/2021(a)	500,000	502,700
CSC Holdings LLC, 6.75%, 11/15/2021	514,000	553,074
CSI Compressco L.P./CSI Compressco Finance Inc., 7.25%, 08/15/2022	200,000	188,562
DBP Holding Corp., 7.75%, 10/15/2020(a)(c)(d)(e)	100,000	738
DCP Midstream Operating L.P.
5.35%, 03/15/2020(a)	550,000	551,751
4.75%, 09/30/2021(a)	400,000	410,400
4.95%, 04/01/2022	200,000	207,062
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(a)	738,000	746,302
Dell, Inc., 4.63%, 04/01/2021	600,000	614,490
Delta Air Lines, Inc., 3.40%, 04/19/2021	500,000	508,207
Denbury Resources, Inc.
9.00%, 05/15/2021(a)	535,000	504,104
9.25%, 03/31/2022(a)	200,000	177,562
DISH DBS Corp.
5.13%, 05/01/2020	525,000	527,394
6.75%, 06/01/2021	500,000	525,285
5.88%, 07/15/2022	187,000	196,683
DPL, Inc., 7.25%, 10/15/2021	494,000	525,073
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/2021(a)	300,000	304,313
Edgewell Personal Care Co.
4.70%, 05/19/2021	600,000	613,350
4.70%, 05/24/2022	200,000	206,501
Elanco Animal Health, Inc., 3.91%, 08/27/2021	498,000	512,023
EMC Corp., 2.65%, 06/01/2020	149,000	149,093
Energen Corp., 4.63%, 09/01/2021	525,000	540,918
Enerpac Tool Group Corp., 5.63%, 06/15/2022	50,000	50,453
Ferrellgas L.P./Ferrellgas Finance Corp.
6.50%, 05/01/2021	500,000	436,450
6.75%, 01/15/2022(b)	600,000	511,687
Forum Energy Technologies, Inc., 6.25%, 10/01/2021	525,000	471,398
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	315,000	322,214
3.55%, 03/01/2022	312,000	316,065
Frontier Communications Corp., 8.75%, 04/15/2022	250,000	116,328
FTS International, Inc., 6.25%, 05/01/2022	200,000	111,562
GameStop Corp., 6.75%, 03/15/2021(a)	715,000	698,019
	Principal Amount	Value
United States-(continued)
Genworth Holdings, Inc.
7.20%, 02/15/2021	$511,000	$529,089
7.63%, 09/24/2021	650,000	687,212
GEO Group, Inc. (The), 5.88%, 01/15/2022	400,000	396,125
Goodman Networks, Inc., 8.00%, 05/11/2022(f)	98,659	52,803
Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/2020(b)	681,000	705,099
Graphic Packaging International LLC
4.75%, 04/15/2021	575,000	588,909
4.88%, 11/15/2022	255,000	268,467
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	200,000	210,562
Griffon Corp., 5.25%, 03/01/2022	200,000	200,275
Guitar Center, Inc.
9.50%, 10/15/2021(a)	800,000	792,200
8.00% PIK Rate, 5.00% Cash Rate, 13.00%, 04/15/2022(a)(g)	449,847	364,376
Harland Clarke Holdings Corp., 9.25%, 03/01/2021(a)	500,000	502,500
HC2 Holdings, Inc., 11.50%, 12/01/2021(a)	400,000	402,000
HCA Healthcare, Inc., 6.25%, 02/15/2021	563,000	583,562
HCA, Inc., 7.50%, 02/15/2022	500,000	549,735
Hecla Mining Co., 6.88%, 05/01/2021	500,000	500,125
Hertz Corp. (The)
7.63%, 06/01/2022(a)	74,000	76,498
6.25%, 10/15/2022	398,000	402,972
HighPoint Operating Corp., 7.00%, 10/15/2022	400,000	380,877
Hornbeck Offshore Services, Inc.
5.00%, 03/01/2021(b)	700,000	215,250
Second Lien Term Loan, 9.50%, 02/07/2025	589,900	317,956
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	700,000	749,784
Huntsman International LLC, 5.13%, 11/15/2022	155,000	166,337
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	500,000	500,000
6.25%, 02/01/2022	400,000	407,712
Immucor, Inc., 11.13%, 02/15/2022(a)	500,000	496,406
Infor (US), Inc., 6.50%, 05/15/2022	190,000	191,763
Ingram Micro, Inc., 5.00%, 08/10/2022	200,000	206,700
International Game Technology PLC, 6.25%, 02/15/2022(a)	900,000	944,352
iStar, Inc., 5.25%, 09/15/2022	500,000	511,719
KB Home
7.00%, 12/15/2021	400,000	429,160
7.50%, 09/15/2022	359,000	403,538
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/2021(a)	500,000	512,730
L Brands, Inc.
6.63%, 04/01/2021	477,000	501,637
5.63%, 02/15/2022	400,000	422,424
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/2021(a)	515,000	523,575
Lee Enterprises, Inc., 9.50%, 03/15/2022(a)	200,000	201,812
Leidos Holdings, Inc., 4.45%, 12/01/2020	523,000	529,747
Lennar Corp.
6.63%, 05/01/2020	500,000	505,819

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
United States-(continued)
2.95%, 11/29/2020	$658,000	$661,553
8.38%, 01/15/2021	500,000	530,200
4.75%, 04/01/2021	500,000	512,785
6.25%, 12/15/2021	525,000	552,772
4.13%, 01/15/2022	500,000	514,015
4.75%, 11/15/2022	400,000	422,212
M.D.C. Holdings, Inc., 5.63%, 02/01/2020	567,000	567,000
Mack-Cali Realty L.P., 4.50%, 04/18/2022	200,000	205,231
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 4.88%, 04/15/2020(a)	510,000	410,903
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 02/15/2021	650,000	599,885
Meritage Homes Corp., 7.00%, 04/01/2022	200,000	218,562
MGM Resorts International, 7.75%, 03/15/2022	200,000	221,864
Microchip Technology, Inc., 3.92%, 06/01/2021	200,000	204,921
Molina Healthcare, Inc., 5.38%, 11/15/2022	400,000	424,252
Monitronics International, Inc., 9.13%, 04/01/2020(c)	609,000	12,561
Murphy Oil Corp., 4.00%, 06/01/2022	200,000	204,379
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/2021	230,000	230,546
Navient Corp.
8.00%, 03/25/2020	517,000	521,506
5.00%, 10/26/2020	698,000	708,575
5.88%, 03/25/2021	500,000	516,750
6.63%, 07/26/2021	548,000	578,743
7.25%, 01/25/2022	500,000	537,140
6.50%, 06/15/2022	200,000	213,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/2021(a)	650,000	516,588
NCR Corp., 5.00%, 07/15/2022	200,000	202,190
Netflix, Inc.
5.38%, 02/01/2021	500,000	514,250
5.50%, 02/15/2022	500,000	529,425
New Home Co., Inc. (The), 7.25%, 04/01/2022	200,000	199,562
Newell Brands, Inc., 4.70%, 08/15/2020	350,000	354,835
NGPL PipeCo LLC, 4.38%, 08/15/2022(a)	200,000	207,903
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/2020	630,000	630,733
5.00%, 04/15/2022(a)	200,000	200,606
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)	500,000	403,390
NortonLifeLock, Inc.
4.20%, 09/15/2020	515,000	519,762
3.95%, 06/15/2022	200,000	205,550
NuStar Logistics L.P.
4.80%, 09/01/2020	500,000	505,194
6.75%, 02/01/2021	525,000	541,852
4.75%, 02/01/2022	662,000	682,067
Oasis Petroleum, Inc., 6.88%, 03/15/2022	200,000	192,500
Omnimax International, Inc., 12.00%, 08/15/2020(a)	400,000	397,155
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 6.63%, 05/15/2022(a)	46,000	45,942
Owens & Minor, Inc., 3.88%, 09/15/2021(b)	550,000	529,155
	Principal Amount	Value
United States-(continued)
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/2022(a)	$500,000	$518,390
Peabody Energy Corp., 6.00%, 03/31/2022(a)	200,000	186,000
Penske Automotive Group, Inc., 3.75%, 08/15/2020	454,000	457,297
PetroQuest Energy, Inc., 10.00% PIK Rate, 0.00% Cash Rate, 10.00%, 02/15/2024(g)	22,390	18,808
PulteGroup, Inc., 4.25%, 03/01/2021	500,000	509,575
Pyxus International, Inc.
8.50%, 04/15/2021(a)	500,000	496,450
9.88%, 07/15/2021	500,000	318,625
QEP Resources, Inc.
6.88%, 03/01/2021	550,000	564,657
5.38%, 10/01/2022	400,000	402,125
QVC, Inc., 5.13%, 07/02/2022	180,000	190,993
Qwest Corp., 6.75%, 12/01/2021	500,000	536,095
Range Resources Corp.
5.88%, 07/01/2022	76,000	72,414
5.00%, 08/15/2022	200,000	189,540
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/2021(a)	400,000	403,400
Revlon Consumer Products Corp., 5.75%, 02/15/2021(b)	636,000	561,111
Reynolds Group Issuer, Inc./LLC, 5.75%, 10/15/2020	581,465	583,529
Rockies Express Pipeline LLC, 5.63%, 04/15/2020(a)	500,000	503,357
Sable Permian Resources Land LLC/AEPB Finance Corp., 7.13%, 11/01/2020(a)(c)	500,000	77,500
SBA Communications Corp.
4.88%, 07/15/2022	200,000	202,896
4.00%, 10/01/2022	400,000	407,997
Scientific Games International, Inc., 6.63%, 05/15/2021	556,000	560,392
SESI LLC, 7.13%, 12/15/2021	593,000	523,323
Sirius XM Radio, Inc., 3.88%, 08/01/2022(a)	200,000	203,039
SM Energy Co., 6.13%, 11/15/2022	400,000	397,125
Springleaf Finance Corp.
8.25%, 12/15/2020	500,000	523,250
7.75%, 10/01/2021	480,000	517,483
6.13%, 05/15/2022	200,000	213,500
Sprint Communications, Inc.
7.00%, 03/01/2020(a)	855,000	858,668
7.00%, 08/15/2020	606,000	617,423
11.50%, 11/15/2021	600,000	671,592
6.00%, 11/15/2022	400,000	413,712
Sprint Corp., 7.25%, 09/15/2021	650,000	682,870
Starwood Property Trust, Inc.
3.63%, 02/01/2021	500,000	503,325
5.00%, 12/15/2021	500,000	513,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/2022	200,000	176,438
TEGNA, Inc.
5.13%, 07/15/2020	242,000	242,363
4.88%, 09/15/2021(a)	500,000	501,250
Tenet Healthcare Corp., 8.13%, 04/01/2022	170,000	186,034
TIBCO Software, Inc., 11.38%, 12/01/2021(a)	500,000	517,188
T-Mobile USA, Inc., 4.00%, 04/15/2022	200,000	205,999
Toll Brothers Finance Corp., 5.88%, 02/15/2022	522,000	555,440

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount	Value
United States-(continued)
TreeHouse Foods, Inc., 4.88%, 03/15/2022	$297,000	$297,835
TRI Pointe Group, Inc., 4.88%, 07/01/2021	400,000	413,160
Triumph Group, Inc., 5.25%, 06/01/2022	200,000	197,062
TRU Taj LLC, 12.00%, 08/15/2021(c)(e)	48,000	13,169
Tupperware Brands Corp., 4.75%, 06/01/2021(b)	200,000	197,439
Unisys Corp., 10.75%, 04/15/2022(a)	200,000	214,062
Unit Corp., 6.63%, 05/15/2021	300,000	132,863
United Airlines Holdings, Inc.
6.00%, 12/01/2020	564,000	581,146
4.25%, 10/01/2022	400,000	414,620
Urban One, Inc., 7.38%, 04/15/2022(a)	200,000	200,062
Valaris PLC, 4.88%, 06/01/2022(b)	215,000	159,705
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/2021(a)	500,000	512,700
W. R. Grace & Co., 5.13%, 10/01/2021(a)	500,000	520,350
Washington Prime Group L.P., 3.85%, 04/01/2020	520,000	519,060
WESCO Distribution, Inc., 5.38%, 12/15/2021	399,000	401,721
Whiting Petroleum Corp., 5.75%, 03/15/2021	500,000	468,625
Wyndham Destinations, Inc.
5.63%, 03/01/2021	538,000	557,045
4.25%, 03/01/2022	200,000	205,249
Xerox Corp.
2.80%, 05/15/2020	500,000	501,444
3.50%, 08/20/2020	700,000	703,771
2.75%, 09/01/2020	500,000	502,844
4.50%, 05/15/2021	500,000	512,170
4.07%, 03/17/2022	200,000	205,062
XPO Logistics, Inc., 6.50%, 06/15/2022(a)	150,000	152,892
Yum! Brands, Inc.
3.88%, 11/01/2020	680,000	687,063
3.75%, 11/01/2021	600,000	615,540
		88,898,727
Zambia-0.34%
First Quantum Minerals Ltd.
7.00%, 02/15/2021(a)	625,000	625,875
7.25%, 05/15/2022(a)	200,000	199,856
		825,731
Total U.S. Dollar Denominated Bonds & Notes (Cost $234,878,418)		229,065,304
	Shares	Value
Common Stocks & Other Equity Interests-0.17%
United States-0.17%
Goodman Networks, Inc.(e)(f)(h)	6,207	$0
Guitar Center Holdings, Inc., Wts., expiring 04/16/2025(e)(h)	1,189	0
Hexion Holdings Corp., Class B(c)(d)(h)	22,970	298,610
PetroQuest Energy, Inc.(h)	2,367	3,551
Premier Brands Group Holdings LLC(h)(i)	3,180	50,880
Premier Brands Group Holdings LLC, Wts., expiring 03/21/2024(h)(i)	9,966	17,440
Remington Outdoor Co., Inc.(h)	4,449	3,893
Remington Outdoor Co., Inc., Wts., expiring 06/30/2022(e)(h)	4,487	0
TRU Taj LLC/TRU Taj Finance, Inc.(e)(h)	2,156	30,055
Total Common Stocks & Other Equity Interests (Cost $494,488)		404,429
Money Market Funds-2.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(j) (Cost $5,153,187)	5,153,187	5,153,187
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.47% (Cost $240,526,093)		234,622,920
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.21%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(j)(k)	2,195,049	2,195,049
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(j)(k)	731,391	731,683
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,926,712)		2,926,732
TOTAL INVESTMENTS IN SECURITIES-98.68% (Cost $243,452,805)		237,549,652
OTHER ASSETS LESS LIABILITIES-1.32%		3,171,585
NET ASSETS-100.00%		$240,721,237

Invesco Global Short Term High Yield Bond ETF (PGHY)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
DAC-Designated Activity Co.
PIK-Pay-in-Kind
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $146,088,742, which represented 60.69% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2020 was $961,958, which represented less than 1% of the Fund’s Net Assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(f)	Acquired as part of the Goodman Networks, Inc. reorganization.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Non-income producing security.
(i)	Acquired as part of the Nine West Holding, Inc. reorganization.
(j)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
January 31, 2020
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.86%(a)
Australia-1.23%
APT Pipelines Ltd., 3.50%, 03/22/2030(b)	GBP	200,000	$298,929
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	116,313
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	250,000	472,731
National Australia Bank Ltd.
1.25%, 05/18/2026(b)	EUR	100,000	119,139
1.38%, 08/30/2028(b)	EUR	200,000	243,601
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR	150,000	181,643
			1,432,356
Belgium-3.15%
Anheuser-Busch InBev Finance, Inc., 2.60%, 05/15/2024	CAD	400,000	307,237
Anheuser-Busch InBev S.A./N.V.
0.88%, 03/17/2022(b)	EUR	300,000	340,033
0.80%, 04/20/2023(b)	EUR	100,000	114,191
1.50%, 03/17/2025(b)	EUR	300,000	358,443
4.00%, 09/24/2025(b)	GBP	100,000	151,954
2.70%, 03/31/2026(b)	EUR	100,000	128,727
1.15%, 01/22/2027(b)	EUR	200,000	236,286
1.13%, 07/01/2027(b)	EUR	100,000	117,946
2.00%, 03/17/2028(b)	EUR	300,000	376,785
2.25%, 05/24/2029(b)	GBP	200,000	279,463
1.50%, 04/18/2030(b)	EUR	200,000	242,963
2.75%, 03/17/2036(b)	EUR	300,000	415,760
2.85%, 05/25/2037(b)	GBP	250,000	365,995
KBC Group N.V., 0.75%, 03/01/2022(b)	EUR	200,000	225,620
			3,661,403
Canada-14.24%
Bank of Montreal
2.12%, 03/16/2022	CAD	450,000	342,365
2.27%, 07/11/2022	CAD	650,000	496,262
2.89%, 06/20/2023	CAD	800,000	625,319
2.85%, 03/06/2024	CAD	200,000	156,129
2.28%, 07/29/2024	CAD	500,000	382,624
3.19%, 03/01/2028	CAD	900,000	741,361
Bank of Nova Scotia (The)
2.98%, 04/17/2023	CAD	700,000	547,477
2.38%, 05/01/2023	CAD	500,000	383,071
2.29%, 06/28/2024	CAD	650,000	500,567
2.49%, 09/23/2024	CAD	450,000	345,944
2.62%, 12/02/2026	CAD	400,000	315,379
Bell Canada, Inc.
3.35%, 03/22/2023	CAD	300,000	234,962
2.70%, 02/27/2024	CAD	300,000	231,246
3.80%, 08/21/2028	CAD	300,000	247,465
Canadian Imperial Bank of Commerce
2.04%, 03/21/2022	CAD	450,000	341,742
2.30%, 07/11/2022	CAD	600,000	458,301
2.47%, 12/05/2022	CAD	400,000	307,340
3.29%, 01/15/2024	CAD	400,000	316,879
2.35%, 08/28/2024	CAD	600,000	458,605
3.30%, 05/26/2025	CAD	550,000	445,344
Canadian Natural Resources Ltd., 3.31%, 02/11/2022	CAD	300,000	232,147
Enbridge, Inc., 2.99%, 10/03/2029	CAD	300,000	231,616
HSBC Bank Canada
2.91%, 09/29/2021	CAD	300,000	230,604
	Principal Amount		Value
Canada-(continued)
2.17%, 06/29/2022	CAD	300,000	$228,057
3.25%, 09/15/2023	CAD	500,000	393,203
National Bank of Canada, 2.55%, 07/12/2024	CAD	300,000	231,478
OMERS Finance Trust, 2.60%, 05/14/2029(b)	CAD	400,000	316,933
Rogers Communications, Inc.
5.34%, 03/22/2021	CAD	500,000	392,046
3.25%, 05/01/2029	CAD	300,000	238,696
Royal Bank of Canada
2.36%, 12/05/2022	CAD	700,000	536,685
2.95%, 05/01/2023	CAD	600,000	469,157
3.30%, 09/26/2023	CAD	600,000	474,501
2.33%, 12/05/2023	CAD	400,000	307,458
2.35%, 07/02/2024	CAD	600,000	460,143
2.61%, 11/01/2024	CAD	600,000	464,466
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD	500,000	528,279
TELUS Corp.
2.35%, 03/28/2022	CAD	300,000	228,327
3.35%, 04/01/2024	CAD	350,000	276,239
Series CY, 3.30%, 05/02/2029	CAD	300,000	239,753
Toronto-Dominion Bank (The)
1.91%, 07/18/2023	CAD	650,000	492,232
2.85%, 03/08/2024	CAD	600,000	468,908
3.23%, 07/24/2024	CAD	750,000	600,420
2.50%, 12/02/2024	CAD	500,000	387,505
TransCanada PipeLines Ltd., 4.34%, 10/15/2049	CAD	300,000	264,069
			16,571,304
China-0.23%
Industrial & Commercial Bank of China Ltd., 1.50%, 07/31/2022(b)	GBP	200,000	265,151
Denmark-1.27%
Carlsberg Breweries A/S, 2.50%, 05/28/2024(b)	EUR	100,000	122,344
Danske Bank A/S
1.38%, 05/24/2022(b)	EUR	200,000	227,656
0.88%, 05/22/2023(b)	EUR	200,000	225,484
0.75%, 06/02/2023(b)	EUR	200,000	227,496
Orsted A/S
4.88%, 01/12/2032(b)	GBP	200,000	355,291
5.75%, 04/09/2040(b)	GBP	150,000	321,489
			1,479,760
Finland-0.55%
Fortum OYJ, 2.25%, 09/06/2022(b)	EUR	150,000	176,017
Nordea Bank Abp
1.00%, 02/22/2023(b)	EUR	200,000	229,320
1.13%, 02/12/2025(b)	EUR	200,000	234,711
			640,048
France-16.62%
Air Liquide Finance S.A., 1.25%, 06/13/2028(b)	EUR	200,000	246,145
Auchan Holding S.A., 2.38%, 04/25/2025(b)	EUR	100,000	115,127
Autoroutes du Sud de la France S.A., 1.25%, 01/18/2027(b)	EUR	200,000	240,553
Banque Federative du Credit Mutuel S.A.
0.50%, 11/16/2022(b)	EUR	200,000	225,680

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount		Value
France-(continued)
0.75%, 06/15/2023(b)	EUR	200,000	$227,785
2.63%, 03/18/2024(b)	EUR	200,000	245,756
3.00%, 05/21/2024(b)	EUR	400,000	491,828
1.25%, 01/14/2025(b)	EUR	300,000	351,868
3.00%, 09/11/2025(b)	EUR	100,000	125,681
2.38%, 03/24/2026(b)	EUR	100,000	122,486
1.25%, 05/26/2027(b)	EUR	200,000	238,993
0.75%, 01/17/2030(b)	EUR	100,000	112,572
BNP Paribas S.A.
2.88%, 09/26/2023(b)	EUR	200,000	245,775
1.13%, 10/10/2023(b)	EUR	100,000	115,064
2.38%, 05/20/2024(b)	EUR	200,000	245,024
2.38%, 02/17/2025(b)	EUR	200,000	241,820
1.50%, 11/17/2025(b)	EUR	200,000	236,913
3.38%, 01/23/2026(b)	GBP	300,000	435,255
1.63%, 02/23/2026(b)	EUR	100,000	121,517
1.13%, 06/11/2026(b)	EUR	200,000	232,370
0.13%, 09/04/2026(b)	EUR	100,000	108,893
1.50%, 05/25/2028(b)	EUR	100,000	122,295
BPCE S.A.
1.13%, 01/18/2023(b)	EUR	100,000	114,412
4.63%, 07/18/2023(b)	EUR	200,000	255,369
0.88%, 01/31/2024(b)	EUR	200,000	227,938
1.00%, 07/15/2024(b)	EUR	100,000	115,717
0.63%, 09/26/2024(b)	EUR	200,000	225,581
0.25%, 01/15/2026(b)	EUR	200,000	222,611
1.00%, 10/05/2028(b)	EUR	200,000	235,734
5.25%, 04/16/2029(b)	GBP	200,000	333,505
Capgemini SE, 2.50%, 07/01/2023(b)	EUR	100,000	119,720
Carrefour S.A., 1.75%, 07/15/2022(b)	EUR	200,000	230,793
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	125,081
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	128,451
CNP Assurances, 1.88%, 10/20/2022(b)	EUR	100,000	116,130
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	243,074
2.13%, 07/29/2032(b)	EUR	200,000	261,119
Credit Agricole S.A.
2.38%, 05/20/2024(b)	EUR	200,000	244,839
1.00%, 09/16/2024(b)	EUR	100,000	116,114
1.38%, 03/13/2025(b)	EUR	100,000	117,209
2.70%, 07/15/2025	EUR	100,000	121,035
3.13%, 02/05/2026(b)	EUR	200,000	262,101
1.25%, 04/14/2026(b)	EUR	200,000	237,474
1.88%, 12/20/2026(b)	EUR	200,000	244,473
2.63%, 03/17/2027(b)	EUR	500,000	628,468
1.38%, 05/03/2027(b)	EUR	100,000	120,825
1.75%, 03/05/2029(b)	EUR	300,000	368,938
2.00%, 03/25/2029(b)	EUR	100,000	120,736
Danone S.A.
0.71%, 11/03/2024(b)	EUR	100,000	115,028
1.21%, 11/03/2028(b)	EUR	200,000	245,303
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	223,933
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	255,723
7.00%, 10/30/2028	GBP	100,000	195,732
5.00%, 10/01/2060(b)	GBP	300,000	746,397
Holding d’Infrastructures de Transport S.A.S.U., 4.88%, 10/27/2021(b)	EUR	200,000	240,100
	Principal Amount		Value
France-(continued)
HSBC France S.A.
0.60%, 03/20/2023(b)	EUR	200,000	$226,497
0.25%, 05/17/2024(b)	EUR	100,000	112,083
0.10%, 09/03/2027(b)	EUR	100,000	109,359
LVMH Moet Hennessy Louis Vuitton SE, 0.75%, 05/26/2024(b)	EUR	200,000	230,401
Orange S.A.
1.38%, 03/20/2028(b)	EUR	100,000	120,567
8.13%, 11/20/2028(b)	GBP	200,000	405,242
2.00%, 01/15/2029(b)	EUR	100,000	126,635
1.38%, 01/16/2030(b)	EUR	100,000	120,876
1.88%, 09/12/2030(b)	EUR	100,000	126,506
3.25%, 01/15/2032(b)	GBP	300,000	453,488
0.50%, 09/04/2032(b)	EUR	100,000	108,092
8.13%, 01/28/2033	EUR	200,000	419,434
5.63%, 01/23/2034	GBP	150,000	286,883
5.38%, 11/22/2050(b)	GBP	100,000	218,126
RTE Reseau de Transport d’Electricite, 1.63%, 11/27/2025(b)	EUR	100,000	121,079
Sanofi
1.75%, 09/10/2026(b)	EUR	200,000	248,600
0.50%, 01/13/2027(b)	EUR	200,000	231,206
Series 12 FX, 1.38%, 03/21/2030(b)	EUR	200,000	249,569
Series 20FX, 1.88%, 03/21/2038(b)	EUR	200,000	274,914
Series 8FXD, 1.00%, 03/21/2026(b)	EUR	100,000	118,619
Societe Generale S.A.
1.00%, 04/01/2022(b)	EUR	100,000	113,360
0.75%, 05/26/2023(b)	EUR	100,000	113,982
1.25%, 02/15/2024(b)	EUR	200,000	230,666
1.13%, 01/23/2025(b)	EUR	200,000	229,688
2.63%, 02/27/2025(b)	EUR	100,000	121,942
0.75%, 01/25/2027(b)	EUR	200,000	224,448
2.13%, 09/27/2028(b)	EUR	100,000	124,582
Total Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	262,470
Total Capital International S.A., 0.75%, 07/12/2028(b)	EUR	400,000	466,500
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	150,000	322,193
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	100,000	127,057
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	200,000	284,077
			19,338,204
Germany-13.48%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	200,000	406,497
Bayer Capital Corp. B.V.
0.63%, 12/15/2022(b)	EUR	200,000	225,969
1.50%, 06/26/2026(b)	EUR	100,000	119,189
2.13%, 12/15/2029(b)	EUR	200,000	251,147
BMW Finance N.V.
0.38%, 07/10/2023(b)	EUR	200,000	225,068
1.00%, 11/14/2024(b)	EUR	100,000	116,282
1.50%, 02/06/2029(b)	EUR	150,000	182,036
BMW US Capital LLC, 0.63%, 04/20/2022(b)	EUR	200,000	225,460
Commerzbank AG
7.75%, 03/16/2021	EUR	200,000	240,452
0.50%, 08/28/2023(b)	EUR	200,000	225,541
0.50%, 09/13/2023(b)	EUR	100,000	112,021

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount		Value
Germany-(continued)
0.63%, 08/28/2024(b)	EUR	100,000	$113,341
4.00%, 03/23/2026(b)	EUR	100,000	128,240
Daimler AG
1.40%, 01/12/2024(b)	EUR	100,000	116,563
0.85%, 02/28/2025(b)	EUR	200,000	228,622
1.50%, 03/09/2026(b)	EUR	100,000	120,346
1.38%, 05/11/2028(b)	EUR	200,000	239,044
1.50%, 07/03/2029(b)	EUR	200,000	238,408
1.13%, 11/06/2031(b)	EUR	100,000	111,531
2.13%, 07/03/2037(b)	EUR	200,000	254,963
Daimler International Finance B.V.
0.25%, 11/06/2023(b)	EUR	200,000	222,742
0.88%, 04/09/2024(b)	EUR	100,000	114,105
1.00%, 11/11/2025(b)	EUR	200,000	230,767
1.38%, 06/26/2026(b)	EUR	100,000	117,707
0.63%, 05/06/2027(b)	EUR	125,000	139,110
Deutsche Bahn Finance GmbH, 1.13%, 12/18/2028(b)	EUR	100,000	122,201
Deutsche Bank AG
1.25%, 09/08/2021(b)	EUR	200,000	225,211
1.50%, 01/20/2022(b)	EUR	100,000	113,086
2.38%, 01/11/2023(b)	EUR	100,000	116,688
1.13%, 08/30/2023(b)	EUR	300,000	344,092
3.88%, 02/12/2024(b)	GBP	200,000	282,192
Deutsche Telekom AG
0.50%, 07/05/2027(b)	EUR	150,000	169,096
1.75%, 03/25/2031(b)	EUR	100,000	123,794
Deutsche Telekom International Finance B.V.
0.63%, 04/03/2023(b)	EUR	150,000	170,066
0.88%, 01/30/2024(b)	EUR	150,000	172,492
1.38%, 12/01/2025(b)	EUR	100,000	119,108
1.38%, 01/30/2027(b)	EUR	100,000	119,757
1.50%, 04/03/2028(b)	EUR	200,000	242,471
2.00%, 12/01/2029(b)	EUR	100,000	126,536
E.ON International Finance B.V.
6.38%, 06/07/2032	GBP	300,000	586,708
5.88%, 10/30/2037(b)	GBP	250,000	506,278
6.75%, 01/27/2039	GBP	200,000	447,495
HeidelbergCement AG, 1.50%, 02/07/2025(b)	EUR	100,000	117,357
HeidelbergCement Finance Luxembourg S.A., 1.63%, 04/07/2026(b)	EUR	100,000	118,819
innogy Finance B.V.
6.25%, 06/03/2030(b)	GBP	300,000	560,779
4.75%, 01/31/2034(b)	GBP	200,000	350,919
6.13%, 07/06/2039(b)	GBP	300,000	639,631
SAP SE
1.75%, 02/22/2027(b)	EUR	100,000	124,483
1.25%, 03/10/2028(b)	EUR	100,000	121,539
1.63%, 03/10/2031(b)	EUR	200,000	253,429
Siemens Financieringsmaatschappij N.V.
2.88%, 03/10/2028(b)	EUR	200,000	273,130
0.13%, 09/05/2029(b)	EUR	200,000	221,148
0.50%, 09/05/2034(b)	EUR	100,000	109,539
3.75%, 09/10/2042(b)	GBP	200,000	372,344
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	100,000	116,373
Volkswagen Financial Services N.V.
1.50%, 04/12/2021(b)	GBP	200,000	264,498
1.88%, 09/07/2021(b)	GBP	200,000	266,108
	Principal Amount		Value
Germany-(continued)
Volkswagen International Finance N.V.
0.50%, 03/30/2021(b)	EUR	300,000	$334,628
0.88%, 01/16/2023(b)	EUR	200,000	226,398
1.13%, 10/02/2023(b)	EUR	300,000	343,381
1.88%, 03/30/2027(b)	EUR	400,000	479,011
1.63%, 01/16/2030(b)	EUR	250,000	294,897
Volkswagen Leasing GmbH
2.38%, 09/06/2022(b)	EUR	300,000	352,375
2.63%, 01/15/2024(b)	EUR	100,000	120,833
1.13%, 04/04/2024(b)	EUR	100,000	114,296
1.38%, 01/20/2025(b)	EUR	100,000	116,218
Vonovia Finance B.V.
2.25%, 12/15/2023(b)	EUR	100,000	120,025
1.25%, 12/06/2024(b)	EUR	100,000	116,781
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	200,000	225,710
1.82%, 09/25/2031(b)	EUR	200,000	235,680
			15,682,751
Italy-4.62%
Assicurazioni Generali S.p.A.
5.13%, 09/16/2024(b)	EUR	200,000	274,010
4.13%, 05/04/2026(b)	EUR	100,000	129,844
Enel Finance International N.V.
5.63%, 08/14/2024(b)	GBP	300,000	472,685
1.00%, 09/16/2024(b)	EUR	100,000	116,080
1.97%, 01/27/2025(b)	EUR	200,000	242,879
1.50%, 07/21/2025(b)	EUR	100,000	119,399
1.38%, 06/01/2026(b)	EUR	250,000	298,973
1.13%, 09/16/2026(b)	EUR	150,000	176,825
0.38%, 06/17/2027(b)	EUR	100,000	111,633
5.75%, 09/14/2040(b)	GBP	400,000	808,986
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	150,000	292,698
Eni S.p.A.
3.25%, 07/10/2023(b)	EUR	100,000	123,710
3.75%, 09/12/2025(b)	EUR	100,000	133,639
1.50%, 02/02/2026(b)	EUR	150,000	180,212
3.63%, 01/29/2029(b)	EUR	100,000	142,895
Intesa Sanpaolo S.p.A.
2.00%, 06/18/2021(b)	EUR	200,000	227,952
1.13%, 03/04/2022(b)	EUR	200,000	226,737
4.00%, 10/30/2023(b)	EUR	100,000	126,100
1.38%, 01/18/2024(b)	EUR	100,000	115,281
1.00%, 07/04/2024(b)	EUR	150,000	170,836
1.75%, 03/20/2028(b)	EUR	150,000	176,904
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	100,000	115,700
Terna Rete Elettrica Nazionale S.p.A.
0.88%, 02/02/2022(b)	EUR	100,000	113,109
1.38%, 07/26/2027(b)	EUR	100,000	119,891
UniCredit S.p.A.
2.00%, 03/04/2023(b)	EUR	100,000	117,113
2.13%, 10/24/2026(b)	EUR	200,000	244,209
			5,378,300
Japan-1.28%
Development Bank of Japan, Inc.
1.05%, 06/20/2023	JPY	30,000,000	287,433
2.30%, 03/19/2026	JPY	20,000,000	211,443
Sumitomo Mitsui Financial Group, Inc., 1.55%, 06/15/2026(b)	EUR	200,000	239,992
Takeda Pharmaceutical Co. Ltd.
1.13%, 11/21/2022(b)	EUR	200,000	228,864

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount		Value
Japan-(continued)
2.25%, 11/21/2026(b)	EUR	200,000	$251,010
3.00%, 11/21/2030(b)	EUR	200,000	269,626
			1,488,368
Luxembourg-0.30%
ArcelorMittal S.A., 2.25%, 01/17/2024(b)	EUR	100,000	116,605
Logicor Financing S.a r.l., 1.50%, 11/14/2022(b)	EUR	100,000	115,112
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	115,958
			347,675
Netherlands-5.99%
ABN AMRO Bank N.V.
6.38%, 04/27/2021(b)	EUR	150,000	179,114
7.13%, 07/06/2022(b)	EUR	200,000	259,409
0.50%, 07/17/2023(b)	EUR	100,000	113,007
2.50%, 11/29/2023(b)	EUR	300,000	364,933
1.00%, 04/16/2025(b)	EUR	250,000	291,550
0.60%, 01/15/2027(b)	EUR	200,000	224,554
ASML Holding N.V., 1.38%, 07/07/2026(b)	EUR	100,000	120,539
Cooperatieve Rabobank U.A.
1.63%, 01/20/2022	NOK	1,000,000	109,029
4.13%, 09/14/2022(b)	EUR	100,000	122,647
3.88%, 07/25/2023(b)	EUR	100,000	125,200
0.75%, 08/29/2023(b)	EUR	300,000	341,667
4.13%, 07/14/2025	EUR	300,000	408,744
1.25%, 03/23/2026(b)	EUR	300,000	357,897
1.38%, 02/03/2027(b)	EUR	200,000	242,704
5.25%, 09/14/2027(b)	GBP	150,000	244,637
4.63%, 05/23/2029(b)	GBP	300,000	483,605
ING Groep N.V.
0.75%, 03/09/2022(b)	EUR	300,000	338,362
1.00%, 09/20/2023(b)	EUR	100,000	114,616
2.13%, 01/10/2026(b)	EUR	100,000	122,704
3.00%, 02/18/2026(b)	GBP	300,000	428,203
1.38%, 01/11/2028(b)	EUR	100,000	119,949
2.00%, 09/20/2028(b)	EUR	200,000	250,677
2.50%, 11/15/2030(b)	EUR	200,000	265,825
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	200,000	331,618
Shell International Finance B.V.
0.38%, 02/15/2025(b)	EUR	150,000	170,700
1.88%, 09/15/2025(b)	EUR	100,000	123,487
2.50%, 03/24/2026	EUR	100,000	128,640
1.63%, 01/20/2027(b)	EUR	150,000	185,058
0.13%, 11/08/2027(b)	EUR	100,000	111,162
0.75%, 08/15/2028(b)	EUR	150,000	174,564
0.50%, 11/08/2031(b)	EUR	100,000	111,513
			6,966,314
Norway-1.30%
DNB Bank ASA
1.38%, 06/12/2023(b)	GBP	150,000	199,857
0.05%, 11/14/2023(b)	EUR	200,000	222,669
Equinor ASA
1.25%, 02/17/2027(b)	EUR	150,000	180,967
6.88%, 03/11/2031(b)	GBP	200,000	415,522
1.63%, 02/17/2035(b)	EUR	200,000	259,422
Telenor ASA, 1.13%, 05/31/2029(b)	EUR	200,000	238,493
			1,516,930
	Principal Amount		Value
Portugal-0.20%
EDP Finance B.V.
2.63%, 01/18/2022(b)	EUR	100,000	$116,859
1.13%, 02/12/2024(b)	EUR	100,000	115,825
			232,684
Singapore-0.38%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	200,000	441,555
Spain-5.88%
Abertis Infraestructuras S.A.
1.38%, 05/20/2026(b)	EUR	200,000	227,317
2.38%, 09/27/2027(b)	EUR	200,000	240,770
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(b)	EUR	100,000	114,691
0.38%, 10/02/2024(b)	EUR	300,000	333,245
1.00%, 06/21/2026(b)	EUR	100,000	115,053
0.50%, 01/14/2027(b)	EUR	100,000	110,088
3.50%, 02/10/2027(b)	EUR	200,000	260,756
Banco de Sabadell S.A.
0.88%, 03/05/2023(b)	EUR	100,000	112,939
0.88%, 07/22/2025(b)	EUR	100,000	113,241
Banco Santander S.A.
1.38%, 12/14/2022(b)	EUR	200,000	231,316
1.38%, 07/31/2024(b)	GBP	300,000	396,257
1.13%, 01/17/2025(b)	EUR	200,000	230,558
2.50%, 03/18/2025(b)	EUR	200,000	241,370
3.25%, 04/04/2026(b)	EUR	200,000	253,306
3.13%, 01/19/2027(b)	EUR	200,000	254,116
2.13%, 02/08/2028(b)	EUR	200,000	239,556
CaixaBank S.A.
1.13%, 01/12/2023(b)	EUR	200,000	227,873
2.38%, 02/01/2024(b)	EUR	200,000	239,284
1.13%, 05/17/2024(b)	EUR	200,000	231,065
0.38%, 02/03/2025(b)	EUR	100,000	111,608
1.13%, 03/27/2026(b)	EUR	100,000	116,219
1.38%, 06/19/2026(b)	EUR	200,000	231,603
Iberdrola Finanzas S.A., 1.00%, 03/07/2025(b)	EUR	100,000	116,793
Iberdrola International, B.V., 1.13%, 04/21/2026(b)	EUR	100,000	118,747
Mapfre S.A., 1.63%, 05/19/2026(b)	EUR	100,000	121,138
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	100,000	119,419
Santander Consumer Finance S.A., 0.88%, 01/24/2022(b)	EUR	200,000	226,013
Telefonica Emisiones S.A.
0.75%, 04/13/2022(b)	EUR	200,000	225,868
2.24%, 05/27/2022(b)	EUR	200,000	233,815
3.99%, 01/23/2023(b)	EUR	200,000	248,652
1.53%, 01/17/2025(b)	EUR	100,000	118,897
5.38%, 02/02/2026(b)	GBP	200,000	321,188
1.46%, 04/13/2026(b)	EUR	200,000	238,941
1.79%, 03/12/2029(b)	EUR	100,000	122,927
			6,844,629
Sweden-1.39%
Skandinaviska Enskilda Banken AB, 0.63%, 11/12/2029(b)	EUR	200,000	223,598
Svenska Handelsbanken AB
2.63%, 08/23/2022(b)	EUR	200,000	237,480
0.13%, 06/18/2024(b)	EUR	200,000	223,652

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount		Value
Sweden-(continued)
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	$229,467
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	300,000	707,491
			1,621,688
Switzerland-2.48%
Credit Suisse AG
1.00%, 06/07/2023(b)	EUR	100,000	114,943
1.50%, 04/10/2026(b)	EUR	150,000	180,635
Credit Suisse Group Funding Guernsey Ltd.
1.25%, 04/14/2022(b)	EUR	250,000	285,048
1.00%, 04/14/2023(b)	CHF	350,000	377,290
2.75%, 08/08/2025(b)	GBP	150,000	210,159
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(b)	EUR	100,000	116,286
3.13%, 03/26/2026(b)	GBP	200,000	276,795
Holcim Finance (Luxembourg) S.A.
1.38%, 05/26/2023(b)	EUR	100,000	116,090
2.25%, 05/26/2028(b)	EUR	100,000	125,417
Richemont International Holding S.A.
1.00%, 03/26/2026(b)	EUR	200,000	234,970
1.50%, 03/26/2030(b)	EUR	100,000	123,583
2.00%, 03/26/2038(b)	EUR	100,000	134,352
UBS Group AG
1.75%, 11/16/2022(b)	EUR	200,000	232,686
1.50%, 11/30/2024(b)	EUR	100,000	116,805
1.25%, 09/01/2026(b)	EUR	200,000	235,608
			2,880,667
United Kingdom-23.87%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	100,000	165,482
Annington Funding PLC
2.65%, 07/12/2025(b)	GBP	200,000	278,587
3.18%, 07/12/2029(b)	GBP	150,000	217,043
3.69%, 07/12/2034(b)	GBP	200,000	307,402
3.94%, 07/12/2047(b)	GBP	200,000	330,623
Barclays PLC
1.88%, 03/23/2021(b)	EUR	113,000	128,022
1.50%, 04/01/2022(b)	EUR	200,000	229,045
1.88%, 12/08/2023(b)	EUR	100,000	118,021
3.13%, 01/17/2024(b)	GBP	350,000	487,466
3.00%, 05/08/2026(b)	GBP	200,000	280,078
3.25%, 02/12/2027(b)	GBP	300,000	427,305
BAT International Finance PLC
7.25%, 03/12/2024	GBP	150,000	242,963
4.00%, 09/04/2026(b)	GBP	250,000	371,185
2.25%, 01/16/2030(b)	EUR	100,000	118,190
6.00%, 11/24/2034(b)	GBP	150,000	269,728
2.25%, 09/09/2052(b)	GBP	200,000	212,283
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	250,000	489,896
BP Capital Markets PLC
1.53%, 09/26/2022(b)	EUR	100,000	115,871
1.11%, 02/16/2023(b)	EUR	100,000	115,082
0.90%, 07/03/2024(b)	EUR	200,000	231,155
2.97%, 02/27/2026(b)	EUR	100,000	130,080
1.57%, 02/16/2027(b)	EUR	100,000	121,266
0.83%, 11/08/2027(b)	EUR	100,000	115,353
1.23%, 05/08/2031(b)	EUR	100,000	118,109
British Telecommunications PLC
1.13%, 03/10/2023(b)	EUR	100,000	114,937
1.75%, 03/10/2026(b)	EUR	100,000	119,476
1.50%, 06/23/2027(b)	EUR	100,000	117,985
	Principal Amount		Value
United Kingdom-(continued)
5.75%, 12/07/2028(b)	GBP	150,000	$258,920
3.13%, 11/21/2031(b)	GBP	100,000	145,094
6.38%, 06/23/2037	GBP	170,000	344,524
BUPA Finance PLC, 5.00%, 04/25/2023(b)	GBP	150,000	217,796
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	345,543
2.63%, 09/22/2038(b)	GBP	200,000	286,014
2.75%, 09/22/2046(b)	GBP	200,000	292,200
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	238,983
7.00%, 09/19/2033(b)	GBP	250,000	512,711
4.25%, 09/12/2044(b)	GBP	150,000	256,209
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	113,741
CK Hutchison Finance (16) Ltd., Series A, 1.25%, 04/06/2023(b)	EUR	100,000	114,592
CK Hutchison Group Telecom Finance S.A.
0.38%, 10/17/2023(b)	EUR	150,000	167,749
0.75%, 04/17/2026(b)	EUR	100,000	112,090
2.00%, 10/17/2027(b)	GBP	200,000	265,222
1.13%, 10/17/2028(b)	EUR	100,000	112,823
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	292,611	437,165
Friends Life Holdings PLC, 8.25%, 04/21/2022(b)	GBP	150,000	227,878
GlaxoSmithKline Capital PLC
1.38%, 12/02/2024(b)	EUR	100,000	118,854
5.25%, 12/19/2033	GBP	300,000	578,984
6.38%, 03/09/2039	GBP	200,000	456,626
5.25%, 04/10/2042(b)	GBP	300,000	636,948
4.25%, 12/18/2045(b)	GBP	250,000	487,990
Heathrow Funding Ltd., 7.13%, 02/14/2024(b)	GBP	200,000	321,253
HSBC Bank PLC
5.38%, 08/22/2033(b)	GBP	150,000	265,212
4.75%, 03/24/2046	GBP	200,000	353,164
HSBC Holdings PLC
1.50%, 03/15/2022(b)	EUR	200,000	228,920
3.20%, 12/05/2023	CAD	250,000	195,792
6.50%, 05/20/2024(b)	GBP	200,000	319,669
0.88%, 09/06/2024(b)	EUR	200,000	228,795
3.00%, 06/30/2025(b)	EUR	200,000	250,043
2.50%, 03/15/2027(b)	EUR	200,000	255,633
3.13%, 06/07/2028	EUR	200,000	261,909
2.63%, 08/16/2028(b)	GBP	300,000	425,314
6.75%, 09/11/2028(b)	GBP	200,000	356,192
7.00%, 04/07/2038(b)	GBP	200,000	402,985
Hutchison Whampoa Finance (14) Ltd., 1.38%, 10/31/2021(b)	EUR	200,000	227,018
Imperial Brands Finance PLC
8.13%, 03/15/2024(b)	GBP	200,000	330,671
5.50%, 09/28/2026(b)	GBP	150,000	239,971
4.88%, 06/07/2032(b)	GBP	200,000	324,953
Lloyds Bank Corporate Markets PLC, 1.75%, 07/11/2024(b)	GBP	150,000	200,751
Lloyds Bank PLC
1.00%, 11/19/2021(b)	EUR	100,000	113,189
7.50%, 04/15/2024(b)	GBP	200,000	330,972
7.63%, 04/22/2025(b)	GBP	200,000	339,599
6.50%, 09/17/2040(b)	GBP	200,000	460,992

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2020
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
Motability Operations Group PLC
3.63%, 03/10/2036(b)	GBP	150,000	$249,733
2.38%, 07/03/2039(b)	GBP	200,000	286,198
Nationwide Building Society, 3.25%, 01/20/2028(b)	GBP	200,000	303,194
NatWest Markets PLC, 0.63%, 03/02/2022(b)	EUR	200,000	224,633
Rio Tinto Finance PLC, 4.00%, 12/11/2029(b)	GBP	150,000	246,773
Royal Bank Of Scotland Group PLC (The), 2.50%, 03/22/2023(b)	EUR	200,000	237,559
Santander UK Group Holdings PLC
1.13%, 09/08/2023(b)	EUR	100,000	114,731
3.63%, 01/14/2026(b)	GBP	150,000	218,087
Scottish Widows Ltd.
5.50%, 06/16/2023(b)	GBP	300,000	441,409
7.00%, 06/16/2043(b)	GBP	250,000	464,978
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	200,000	297,759
Sky Ltd.
1.50%, 09/15/2021(b)	EUR	100,000	113,868
2.50%, 09/15/2026(b)	EUR	200,000	255,302
Society of Lloyd’s, 4.75%, 10/30/2024(b)	GBP	200,000	295,743
SSE PLC, 8.38%, 11/20/2028(b)	GBP	170,000	342,427
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	329,701
4.38%, 01/18/2038(b)	GBP	100,000	180,115
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	619,601
Thames Water Utilities Finance PLC
4.00%, 06/19/2025(b)	GBP	200,000	297,480
	Principal Amount		Value
United Kingdom-(continued)
5.13%, 09/28/2037(b)	GBP	150,000	$279,124
5.50%, 02/11/2041(b)	GBP	100,000	200,472
University of Oxford, 2.54%, 12/08/2117(b)	GBP	200,000	348,573
Vodafone Group PLC
1.75%, 08/25/2023(b)	EUR	100,000	118,364
1.88%, 09/11/2025(b)	EUR	100,000	121,600
2.20%, 08/25/2026(b)	EUR	200,000	250,893
1.60%, 07/29/2031(b)	EUR	200,000	240,946
3.38%, 08/08/2049(b)	GBP	300,000	447,359
3.00%, 08/12/2056(b)	GBP	300,000	421,102
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118(b)	GBP	200,000	354,426
Westfield Stratford City Finance No. 2 PLC, 1.64%, 08/04/2026(b)	GBP	250,000	339,603
			27,776,039
United States-0.40%
American Honda Finance Corp., 0.35%, 08/26/2022	EUR	100,000	112,105
DH Europe Finance II S.a.r.l., 0.75%, 09/18/2031	EUR	200,000	222,146
Medtronic Global Holdings S.C.A., 1.63%, 03/07/2031	EUR	100,000	124,569
			458,820
TOTAL INVESTMENTS IN SECURITIES-98.86% (Cost $110,701,569)			115,024,646
OTHER ASSETS LESS LIABILITIES-1.14%			1,324,124
NET ASSETS-100.00%			$116,348,770

Investment Abbreviations:
CAD-Canadian Dollar
CHF-Swiss Franc
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $91,150,661, which represented 78.34% of the Fund’s Net Assets.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of January 31, 2020, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,523,584,026	$-	$3,523,584,026
Money Market Funds	13,998,282	-	-	13,998,282
Total Investments	$13,998,282	$3,523,584,026	$-	$3,537,582,308
Invesco Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$229,051,397	$13,907	$229,065,304
Common Stocks & Other Equity Interests	374,374	-	30,055	404,429
Money Market Funds	8,079,919	-	-	8,079,919
Investments Matured	-	825,980	772,233	1,598,213
Total Investments	$8,454,293	$229,877,377	$816,195	$239,147,865
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.